5. GOING CONCERN (Details Narrative) (USD $)	1 Months Ended
Aug. 15, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash Used in Operations	$ 11,030
Net Loss	$ (83,544)